Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	CAD$1,250,000,000 4.500% Global Notes due 2036
Amount Registered | shares	914,946,568
Maximum Aggregate Offering Price	$ 912,906,236.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 126,072.35
Offering Note	In accordance with Rules 456(b), 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333-285413) filed on February 28, 2025. Amount Registered is based on the March 5, 2026 CAD$/U.S.$ exchange rate of CAD$1.3662/U.S.$1.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	CAD$1,000,000,000 5.250% Global Notes due 2056
Amount Registered | shares	731,957,254
Maximum Aggregate Offering Price	$ 727,580,149.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,478.82
Offering Note	See Offering Note 1.